Financial instruments disclosures Additional information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Increase in coal carrying amount	$ 195,000,000	$ 181,000,000
Decrease in coal carrying amount	39,000,000	95,000,000
Level 1
Disclosure of detailed information about financial instruments [line items]
Borrowings	9,000,000,000	8,300,000,000
Level 3
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 4,700,000,000	4,600,000,000
Change in London Metal Exchange (as a percent)	10.00%
Period of London metal exchange curve (in years)	P10Y
Decrease in carrying value of forward contract due to long-term metal pricing assumptions	$ 17,000,000	22,000,000
Increase in carrying value of forward contract due to long-term metal pricing assumptions	2,000,000		$ 14,000,000
Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings	7,700,000,000	7,500,000,000
Project Finance Drawn Down
Disclosure of detailed information about financial instruments [line items]
Borrowings	4,200,000,000	$ 4,200,000,000
Minimum
Disclosure of detailed information about financial instruments [line items]
Aluminium Market Price	2,473
Maximum
Disclosure of detailed information about financial instruments [line items]
Aluminium Market Price	$ 2,556